Organization and principal activities (Details)	12 Months Ended
Dec. 31, 2014
Beijing Perfect World Network Technology Co., Ltd. (PW Network)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Hefei Perfect World Network Technology Co., Ltd. (Hefei PW Network)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Beijing Perfect Moment Network Technology Co., Ltd. (Perfect Moment), formerly known as Beijing Perfect Moment Pictures Co., Ltd.
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Tianjin Trendsters Investment Co., Ltd. (Trendsters Investment)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Beijing Perfect World Digital Technology Co., Ltd. (PW Digital Technology)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Wuhu Huitian Shengshi Network Technology Co., Ltd. (Wuhu Huitian)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Guangdong Perfect World Educational Investment Co., Ltd. (PW Educational Investment)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Chongqing Perfect World Interactive Technology Co., Ltd. (Chongqing PW Interactive)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Fedeen Games(Shanghai) Co., Ltd. (Fedeen SH)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	66.00%
Chongqing MeiQi Interactive Technology Co., Ltd. (MeiQi Interactive)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	51.00%
Chongqing Star Entertainment Co., Ltd. (Star Entertainment)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Freejoy Technology (Chongqing) Co., Ltd. (Freejoy Technology)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	51.00%
Chongqing Enlightron Games Technology Co., Ltd. (Enlightron Games)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	51.00%
Tianjin Ledo Interactive Technology Co., Ltd. (Ledo Interactive TJ)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	51.00%
Chongqing Zulong Entertainment Technology Co., Ltd. (Zulong Entertainment)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	51.00%
Chongqing Superpop Interactive Technology Co., Ltd. (Superpop Interactive)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	51.00%
Arc Games Co., Ltd. (Arc Games)
Details of subsidiaries and VIEs
Economic interest held (as a percent)	100.00%
Beijing Perfect World Software Co., Ltd. (PW Software)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect Online Holding Limited (PW Hong Kong)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect World Entertainment Inc. (PW USA)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect Game Holding Limited (PW BVI)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect Star Co., Ltd. (PW Malaysia)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Global InterServ (Caymans) Inc. (InterServ Caymans)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
InterServ Information and Technology (Shanghai) Co., Ltd. (InterServ Shanghai)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Chengdu Perfect World Software Co., Ltd. (Chengdu PW Software), formerly known as Chengdu InterServ Information and Technology Co., Ltd. (InterServ Chengdu)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect World Interactive Entertainment Co., Ltd. (PW Interactive)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect Sky Online Co., Limited (PW Sky)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect Entertainment Zone N.V. (PW Antilles)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect World Interactive Technology Co., Ltd. (PW Taiwan)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect World Universal Cooperatieve U.A. (PW Universal)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Shanghai Perfect World Software Co., Ltd. (Shanghai PW Software)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect World Europe B.V. (PW Europe)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
C&C Media Co., Ltd. (C&C Media)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
CCO Co., Ltd. (CCO)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Beijing Perfect World Digital Entertainment Software Co., Ltd. (PW Digital Software)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Runic Games, Inc. ( Runic Games)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	74.47%
Beijing Perfect World Game Software Co., Ltd. (PW Game Software)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Cryptic Studios, Inc. (Cryptic Studios)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Happy Moment Holding Limited (Happy Moment)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Happy Fantasy Limited (Happy Fantasy)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect Management Holding Limited (Perfect Management)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect World Korea Co., Ltd. (PW Korea), formerly known as NGL Co., Ltd. (NGL)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Zongheng Limited (Zongheng Cayman)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	70.00%
Perfect World Games Online Limited (PW Games Online), formerly known as Zongheng Online LIMITED (Zongheng Hong Kong)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	70.00%
Huanxiang Zongheng Software Technology Co., Ltd. (Zongheng Software)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	70.00%
Perfect Play SDN. BHD. (Perfect Play)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Unknown Worlds Entertainment, Inc. (Unknown Worlds)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	60.00%
Perfect World (Thailand) Co., Ltd. (PW Thailand)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Perfect World Games (Singapore) Pte. Ltd. (PW Singapore)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%
Fedeen Games Limited (Fedeen HK)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	70.00%
Beijing Perfect World Software Technology Development Co., Ltd. (PW Software Technology)
Details of subsidiaries and VIEs
Equity interest held (as a percent)	100.00%